Geographic Concentration Information (Tables)	12 Months Ended
Dec. 31, 2014
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Geographic Information On Revenues [Table Text Block]
Product sales consist of the following:

	Year Ended December 31,
	2014	2013

Revenue from U.S. product sales	$4,273,181	$9,549,015
Revenue from non-U.S. product sales	1,576,149	949,711
Total revenue from product sales	$5,849,330	$10,498,726